First Trust Securitized Plus ETF Expense Example, No Redemption - First Trust Securitized Plus ETF - First Trust Securitized Plus ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	$ 942